                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

                          WARBURG PINCUS BALANCED FUND
                           WARBURG PINCUS VALUE FUND
                    WARBURG PINCUS CAPITAL APPRECIATION FUND
                      WARBURG PINCUS HEALTH SCIENCES FUND

The following supersedes contrary information in the section in the funds' Common Class Prospectus entitled "Other Information -- About the Distributor".

Effective January 3, 2000, Provident Distributors, Inc., located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, became the funds' distributor, and is responsible for making the funds available to you.

Credit Suisse Asset Management Securities, Inc. (CSAMSI) provides certain shareholder and other services related to the sale of the Common Class for which it is paid the distribution and service (12b-1) fee described in the Prospectus.

Dated: January 7, 2000                                            WPUSL-16-0100A
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                         SUPPLEMENT TO THE PROSPECTUSES

                     WARBURG PINCUS FUNDS -- ADVISOR CLASS

The following supersedes contrary information in the section in the funds' Advisor Class Prospectuses entitled "Other Information -- About the Distributor".

Effective January 3, 2000, Provident Distributors, Inc., located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, became the funds' distributor, and is responsible for making the funds available to you.

Dated: January 7, 2000                                                  16-0100A
                                                                   for
                                                                   ADBAL
                                                                   ADBDF
                                                                   ADCAP
                                                                   ADEMG
                                                                   ADGRI
                                                                   ADIEQ
                                                                   ADJPG
                                                                   ADOTC
                                                                   ADSAP